Commitments and Contingencies (Lease Maturities) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
2020 (for the remaining period)	$ 2,474
2020		$ 5,006
2021	4,105	4,093
2022	3,282	3,269
2023	3,227	3,226
2024	3,226	3,226
Thereafter	29,737	30,000
Total lease payments	46,051	48,820
Imputed interest/present value discount	(23,034)	(24,599)
Present value of lease liabilities	23,017	24,221
Finance Leases
2020 (for the remaining period)	73
2020		57
2021	133	117
2022	118	102
2023	90	82
2024	34	34
Thereafter	0	0
Total lease payments	448	392
Imputed interest/present value discount	(60)	(71)
Present value of lease liabilities	$ 388	$ 321
Payments Due by Periods
Less than 1 year			$ 4,072
1-3 years			7,772
3-5 years			7,310
More than 5 years			32,339
Total			$ 51,493